Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000026077
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Capital Shares
Trading Symbol	CCCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,721,107,026
Holdings Count | Holding	146
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,107,026 Number of Investments146
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	9.0%
Commercial Paper	33.0%
Variable Rate Demand Instruments	57.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	2.6%
91-180 Days	5.1%
31-90 Days	22.2%
8-30 Days	11.1%
1-7 Days	58.3%

Material Fund Change [Text Block]
C000026075
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	CALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,721,107,026
Holdings Count | Holding	146
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,107,026 Number of Investments146
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	9.0%
Commercial Paper	33.0%
Variable Rate Demand Instruments	57.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	2.6%
91-180 Days	5.1%
31-90 Days	22.2%
8-30 Days	11.1%
1-7 Days	58.3%

Material Fund Change [Text Block]
C000026076
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	CCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,721,107,026
Holdings Count | Holding	146
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,107,026 Number of Investments146
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	9.0%
Commercial Paper	33.0%
Variable Rate Demand Instruments	57.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	2.6%
91-180 Days	5.1%
31-90 Days	22.2%
8-30 Days	11.1%
1-7 Days	58.3%

Material Fund Change [Text Block]
C000026078
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	CACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,721,107,026
Holdings Count | Holding	146
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,107,026 Number of Investments146
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	9.0%
Commercial Paper	33.0%
Variable Rate Demand Instruments	57.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	2.6%
91-180 Days	5.1%
31-90 Days	22.2%
8-30 Days	11.1%
1-7 Days	58.3%

Material Fund Change [Text Block]
C000026079
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	CAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,721,107,026
Holdings Count | Holding	146
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,721,107,026 Number of Investments146
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	9.0%
Commercial Paper	33.0%
Variable Rate Demand Instruments	57.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	2.6%
91-180 Days	5.1%
31-90 Days	22.2%
8-30 Days	11.1%
1-7 Days	58.3%

Material Fund Change [Text Block]
C000167073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Institutional Shares
Trading Symbol	FFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,191,058,311
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,191,058,311 Number of Investments161
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	3.0%
Variable Rate Demand Instruments	96.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	99.5%

Material Fund Change [Text Block]
C000026054
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Premier Shares
Trading Symbol	FTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,191,058,311
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,191,058,311 Number of Investments161
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	3.0%
Variable Rate Demand Instruments	96.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	99.5%

Material Fund Change [Text Block]
C000026114
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	NYCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 507,669,653
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$507,669,653 Number of Investments108
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	4.9%
Municipal Notes	24.4%
Variable Rate Demand Instruments	70.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.9%
91-180 Days	1.9%
31-90 Days	25.7%
8-30 Days	2.2%
1-7 Days	60.9%

Material Fund Change [Text Block]
C000026115
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	FNCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 507,669,653
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$507,669,653 Number of Investments108
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	4.9%
Municipal Notes	24.4%
Variable Rate Demand Instruments	70.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.9%
91-180 Days	1.9%
31-90 Days	25.7%
8-30 Days	2.2%
1-7 Days	60.9%

Material Fund Change [Text Block]
C000026116
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	FNTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 507,669,653
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$507,669,653 Number of Investments108
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	4.9%
Municipal Notes	24.4%
Variable Rate Demand Instruments	70.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.9%
91-180 Days	1.9%
31-90 Days	25.7%
8-30 Days	2.2%
1-7 Days	60.9%

Material Fund Change [Text Block]
C000026117
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	NISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 507,669,653
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$507,669,653 Number of Investments108
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	4.9%
Municipal Notes	24.4%
Variable Rate Demand Instruments	70.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.9%
91-180 Days	1.9%
31-90 Days	25.7%
8-30 Days	2.2%
1-7 Days	60.9%

Material Fund Change [Text Block]